Restructuring, Impairment and Other Charges - Restructuring Charges By Statement of Income Account (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of restructuring and related costs
Restructuring Charges	$ 5.0	$ 7.1	$ 5.4	$ 10.2
Cost of sales – services
Schedule of restructuring and related costs
Restructuring Charges	1.4	1.1	1.7	1.1
Cost Of Sales Products [Member]
Schedule of restructuring and related costs
Restructuring Charges	0.0	1.3	0.0	1.3
Selling and administrative expense
Schedule of restructuring and related costs
Restructuring Charges	3.5	4.7	3.6	7.2
Research, development and engineering expense
Schedule of restructuring and related costs
Restructuring Charges	$ 0.1	$ 0.0	$ 0.1	$ 0.6